Stated Capital - Schedule of Stated Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	May 25, 2017	May 24, 2017
Disclosure of classes of share capital [line items]
Stated capital	$ 3,622.5	$ 3,622.5	[1]	$ 3,622.5
Stated capital	3,622.5	$ 3,622.5	[1]	$ 3,622.5
Exercise of employee share options		0
Authorised						1,000,000,000
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Stated capital	3,622.5	$ 3,622.5
Stated capital	$ 3,622.5	$ 3,622.5
In issue at 1 January	821,532,707	821,532,707
Exercise of employee share options	7,100,000
In issue at 31 December	828,632,707	821,532,707
Authorised	2,000,000,000	2,000,000,000			1,000,000,000	1,000,000,000

[1]	Refer note 42.